Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,919,560	$ 1,552,159
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	237,593	(321,344)
Percent of Total	8.14%	(20.70%)
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	75,711	(87,811)
Percent of Total	2.59%	(5.66%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	165,864	(10,071)
Percent of Total	5.68%	(0.65%)
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(4,219)	45,308
Percent of Total	(0.15%)	2.92%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	731,360	932,881
Percent of Total	25.05%	60.10%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	125,970	73,435
Percent of Total	4.31%	4.73%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,931	(298,280)
Percent of Total	0.24%	(19.22%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	457,232	558,505
Percent of Total	15.66%	35.98%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	86,754	4,325
Percent of Total	2.97%	0.28%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	13,169
Percent of Total	0.45%
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		1,986
Percent of Total		0.13%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(14,366)	(4,125)
Percent of Total	(0.49%)	(0.27%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	39,628	106,236
Percent of Total	1.36%	6.85%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		9,544
Percent of Total		0.62%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	36,708	5,763
Percent of Total	1.26%	0.37%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	165,131	(5,614)
Percent of Total	5.66%	(0.36%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(33,359)	(62,523)
Percent of Total	(1.14%)	(4.03%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		(5,355)
Percent of Total		(0.35%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		8,283
Percent of Total		0.54%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		14,937
Percent of Total		0.96%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	240,052	(20,058)
Percent of Total	8.22%	(1.29%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 589,401	$ 606,137
Percent of Total	20.19%	39.05%